INCOME TAX - Non-capital Losses Expiration (Details) $ in Thousands	Mar. 31, 2024 CAD ($)
Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 67,268
United States
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	16,267
Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	79,839
2040 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	740
2041 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	19,193
2041 | United States | Pre-acquisition loss generated in the period ended December 4, 2020
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	992
2041 | United States | Post-acquisition loss generated in the period ending March 31, 2021
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	1,323
2042 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	12,234
2042 | United States | Loss generated in the year ending March 31, 2022
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	5,849
2042 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	22,965
2043 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	10,704
2043 | United States | Loss generated in the year ending March 31, 2023
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	5,311
2043 | United States | Loss generated in the year ending March 31, 2024
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	2,792
2043 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	23,017
2044 | Canada
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	24,397
2044 | Ireland
Disclosure Of Non-Capital Losses Expiration [Line Items]
Non-capital losses	$ 33,857